Note 4 - Accounting Policies and Recently Adopted Accounting Pronouncements (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Notes Tables
Schedule of Intangible Assets and Goodwill [Table Text Block]
	June 30,	December 31,
(in thousands)	2025	2024

Istaroxime drug candidate	$22,340	$22,340
Rostafuroxin drug candidate	1,790	1,790
Intangible assets	$24,130	$24,130

	December 31,
(in thousands)	2024	2023

Istaroxime drug candidate	$22,340	$22,340
Rostafuroxin drug candidate	1,790	2,910
Intangible assets	24,130	25,250